RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
RELATED PARTY TRANSACTIONS [Abstract]
Related Party Relationships
Company name	Relationship with the Group
Hesine Technologies International Worldwide Inc. (“Hissage”)	An equity investee of the Group
Beijing Century Hetu Software Technology Co., Ltd. (“Hetu”)	An equity investee of the Group before October 1, 2015, and subsequently a subsidiary of the Group
RPL Holdings Limited (“RPL”)	The Company's parent company
Beijing WangnuoXingyun Technology Co., Ltd. (“WangnuoXingyun”)	A company over which one of the Company's senior management has significant influence
Symbol Media (HK) Limited (“Symbol”)	An equity investee of the Group
Zhijian Fengyun (Beijing) Technology Co., Ltd. (“Zhijian”)	An equity investee of the Group
Beijing Showself Technology Co., Ltd. (“Showself”)	An equity investee of the Group before May 15, 2014, and subsequently a subsidiary of the Group
Inmotion Technologies Co., Ltd. (“Inmotion”)	A company over which one of the Company's senior management has significant influence before December 2014
Shanghai Launcher Software Technology Co. (“Launcher”)	An equity investee of the Group
Asia Smart Media Inc. (“Asia Smart”)	An equity investee of the Group

Details of Related Party Balances and Main Transactions
(1)	Amount due from related parties

	As of December 31,
Nature and Company	2014	2015
	US$	US$
Loan guaranteed by RPL (a)	533	372
Interest-free loans to Hissage	4,703	791
Prepayments to Hetu (b)	1,292	—
Prepayment to Zhijian	—	185
Interest-free loans to Launcher	—	228
Interest-free loans to Symbol	605	—
Interest-free loans to Asia Smart (f)	—	2,000

(2)	Amount due to related parties

	As of December 31,
Nature and Company	2014	2015
	US$	US$
Accrued expenses to Hissage	96	—
Consideration payable of acquiring Zhijian	817	—
Deposit by Wangnuo Xingyun (c)	6,537	—
Accounts Payable to Launcher	—	39

(3)	Main transactions with related parties

	For the years ended December 31,
Nature and Company	2013	2014	2015
	US$	US$	US$
Commission revenue and enterprise product revenue recognized from WangnuoXingyun (c)	56	5,362	1,533
Operating Lease to Hissage	—	63	—
Advertising revenue recognized from Showself (d)	23	30	—
Cost related to game operation to Hetu (b)	184	—	—
Advertising expense recognized from Inmotion (e)	—	163	—
Cost related to Launcher	—	—	123

(a)
Prior to 2014, the Group made interest-free housing loans to 19 employees with original amount of approximately US$1,010. In 2014, the Group made interest-free housing loans of US$49 (RMB300). The total housing loans are guaranteed by RPL. These loans are repaid with a fixed amount each month over the term of contracts, which are usually five, ten or fifteen years. The Group discounted the future repayments of the loans at a rate the Company would charge to an employee as if the employee were to get a loan from a third-party and recorded separately as current and non-current portion. As of December 31, 2015, housing loans recorded as other current assets and other non-current assets were US$0.4 and US$372, respectively.

(b)
In 2013, the Group entered into an exclusive operation arrangement with Hetu to publish and operate one of its mobile games. The Group prepaid US$1,640 (RMB10,000) after signing the agreement for revenue-sharing fees and copyright. Under the exclusive operation arrangement, the Group used gross method to account for revenue from the game operation. The game operation related expenses of US$184 were recorded as cost of services, and reduced the prepayment amount accordingly. As Hetu is acquired by the Group, it will not be accounted as related party transaction as of the year end of 2015.

(c)
In 2013 and 2014, the Group recognized commission revenue and enterprise product revenue from Wangnuo Xingyun. The total receivables from Wangnuo Xingyun due to hardware procurement and commission fees were paid off completely as of December 31, 2013 and 2014. As of December 31, 2014, the Group received US$6,537 deposit from Wangnuo Xingyun for the purpose of purchasing enterprise products, which was repaid to Wangnuo Xingyun in 2015. For the year ended December 31, 2015, the Group recognized US$1,533 enterprise product revenue from Wangnuo Xingyun.

(d)	The Group promoted mobile applications developed by Showself through Wanpu Century and recognized advertising revenue before the acquisition date, sequentially eliminated upon consolidation.
(e)	In 2014, the Group entered into an agreement with Inmotion to purchase their sensor controlled vehicles for market promotion. No transaction recorded with Inmotion in the year of 2015.

(f)	In 2015, the Group made interest-free loan to Asia Smart amounting to US$2,000 as financial support to Asia Smart. The loan will be repaid when it is due.